Summary of Significant Accounting Policies - calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Net income (loss)	$ (6,262,431)	$ 4,644,993	$ (4,217,743)	$ (1,617,438)
Class A Common Stock
Weighted average shares outstanding, basic and diluted			25,571,831
Class A Common Stock Subject to Redemption
Income from investments held in Trust Account			$ (128)
Less: Company's portion available to be withdrawn to pay taxes			$ 128
Weighted average shares outstanding, basic and diluted	23,822,429		25,571,831	23,597,451
Class A Common Stock Not Subject to Redemption
Net income (loss)			$ (4,217,743)
Less: Income attributable to shares subject to possible redemption	$ (6,262,431)			$ (1,617,438)
Adjusted net loss			$ (4,217,743)
Weighted average shares outstanding, basic and diluted	8,521,321		5,767,811	8,746,299
Basic and diluted net loss per common share	$ (0.73)		$ (0.73)	$ (0.18)